ENVIRONMENTAL (Tables)	12 Months Ended
Dec. 31, 2015
Environmental Remediation Obligations [Abstract]
Rollforward of environmental liabilities
Our liabilities for future environmental expenditures were as follows:

	December 31,
	2015	2014
	($ in millions)
Beginning balance	$138.3	$144.6
Charges to income	15.7	9.6
Remedial and investigatory spending	(14.1)	(14.9)
Currency translation adjustments	(1.8)	(1.0)
Ending balance	$138.1	$138.3

Environmental Provisions Charged (Credited) to Income Table
Environmental provisions charged (credited) to income, which are included in cost of goods sold, were as follows:

	Years ended December 31,
	2015	2014	2013
	($ in millions)
Charges to income	$15.7	$9.6	$11.5
Recoveries from third parties of costs incurred and expensed in prior periods	—	(1.4)	(1.3)
Total environmental expense	$15.7	$8.2	$10.2